UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2045 Portfolio I
Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2045 Portfolio II
Maxim Lifetime 2015 Portfolio III	Maxim Lifetime 2045 Portfolio III
Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2055 Portfolio I
Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2055 Portfolio II
Maxim Lifetime 2025 Portfolio III	Maxim Lifetime 2055 Portfolio III
Maxim Lifetime 2035 Portfolio I
Maxim Lifetime 2035 Portfolio II
Maxim Lifetime 2035 Portfolio III

Classes T and T1

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Lifetime 2015 I, Maxim Lifetime 2015 II, Maxim Lifetime 2015 III, Maxim Lifetime 2025 I, Maxim Lifetime 2025 II, Maxim Lifetime 2025 III, Maxim Lifetime 2035 I, Maxim Lifetime 2035 II, Maxim Lifetime 2035 III, Maxim Lifetime 2045 I, Maxim Lifetime 2045 II, Maxim Lifetime 2045 III, Maxim Lifetime 2055 I, Maxim Lifetime 2055 II, and Maxim Lifetime 2055 III Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2015	2015	2015
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments in securities, market value (1)	$26,102	$26,189	$26,285
Dividends and interest receivable	13	12	10

Total assets	26,115	26,201	26,295

LIABILITIES:
Investment adviser fees payable	5	5	5

Total liabilities	5	5	5

NET ASSETS	$26,110	$26,196	$26,290

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$252	$252	$251
Additional paid-in capital	24,946	24,926	24,903
Net unrealized appreciation on investments	862	968	1,087
Undistributed net investment income	4	4	4
Accumulated net realized gain on investments	46	46	45
	0	0	0
NET ASSETS
Class T	$13,055	$13,098	$13,145
Class T1	$13,055	$13,098	$13,145

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$10.36	$10.41	$10.45
Class T1	$10.36	$10.41	$10.45

SHARES OF CAPITAL STOCK:
Outstanding
Class T (75,000,000 Authorized)	1,260	1,258	1,258
Class T1 (75,000,000 Authorized)	1,260	1,258	1,258

(1) Cost of investments in securities:	$25,240	$25,221	$25,198

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2025	2025	2025
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments in securities, market value (1)	$26,254	$26,374	$26,474
Dividends and interest receivable	11	11	9

Total assets	26,265	26,385	26,483

LIABILITIES:
Investment adviser fees payable	5	5	5

Total liabilities	5	5	5

NET ASSETS	$26,260	$26,380	$26,478

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$252	$251	$251
Additional paid-in capital	24,928	24,893	24,865
Net unrealized appreciation on investments	1,036	1,191	1,318
Undistributed net investment income	3	4	3
Accumulated net realized gain on investments	41	41	41
	0	0	0
NET ASSETS
Class T	$13,130	$13,190	$13,239
Class T1	$13,130	$13,190	$13,239

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$10.43	$10.49	$10.55
Class T1	$10.43	$10.49	$10.55

SHARES OF CAPITAL STOCK:
Outstanding
Class T (75,000,000 Authorized)	1,259	1,257	1,255
Class T1 (75,000,000 Authorized)	1,259	1,257	1,255

(1) Cost of investments in securities:	$25,218	$25,183	$25,156

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2035	2035	2035
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments in securities, market value (1)	$26,441	$167,463	$26,585
Dividends and interest receivable	10	47	8

Total assets	26,451	167,510	26,593

LIABILITIES:
Investment adviser fees payable	5	5	5

Total liabilities	5	5	5

NET ASSETS	$26,446	$167,505	$26,588

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$251	$1,584	$251
Additional paid-in capital	24,885	164,841	24,841
Net unrealized appreciation on investments	1,262	994	1,451
Undistributed net investment income	3	42	2
Accumulated net realized gain on investments	45	44	43
	0	0	0
NET ASSETS
Class T	$13,223	$13,267	$13,294
Class T1	$13,223	$154,238	$13,294

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$10.52	$10.57	$10.60
Class T1	$10.52	$10.57	$10.60

SHARES OF CAPITAL STOCK:
Outstanding
Class T (75,000,000 Authorized)	1,257	1,255	1,254
Class T1 (75,000,000 Authorized)	1,257	14,587	1,254

(1) Cost of investments in securities:	$25,179	$166,469	$25,134

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2045	2045	2045
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments in securities, market value (1)	$26,532	$26,599	$26,628
Dividends and interest receivable	9	8	7

Total assets	26,541	26,607	26,635

LIABILITIES:
Investment adviser fees payable	5	5	5

Total liabilities	5	5	5

NET ASSETS	$26,536	$26,602	$26,630

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$251	$251	$251
Additional paid-in capital	24,865	24,843	24,833
Net unrealized appreciation on investments	1,372	1,461	1,500
Undistributed net investment income	2	1	1
Accumulated net realized gain on investments	46	46	45
	0	(0)	(0)
NET ASSETS
Class T	$13,268	$13,301	$13,315
Class T1	$13,268	$13,301	$13,315

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$10.57	$10.60	$10.62
Class T1	$10.57	$10.60	$10.62

SHARES OF CAPITAL STOCK:
Outstanding
Class T (75,000,000 Authorized)	1,255	1,255	1,254
Class T1 (75,000,000 Authorized)	1,255	1,255	1,254

(1) Cost of investments in securities:	$25,160	$25,138	$25,128

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2055	2055	2055
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III

ASSETS:
Investments in securities, market value (1)	$26,572	$26,638	$26,667
Dividends and interest receivable	9	7	6

Total assets	26,581	26,645	26,673

LIABILITIES:
Investment adviser fees payable	5	5	5

Total liabilities	5	5	5

NET ASSETS	$26,576	$26,640	$26,668

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$251	$251	$251
Additional paid-in capital	24,857	24,837	24,827
Net unrealized appreciation on investments	1,419	1,504	1,541
Undistributed net investment income	1	1	2
Accumulated net realized gain on investments	48	47	47
	0	0	0
NET ASSETS
Class T	$13,288	$13,320	$13,334
Class T1	$13,288	$13,320	$13,334

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class T	$10.59	$10.62	$10.64
Class T1	$10.59	$10.62	$10.64

SHARES OF CAPITAL STOCK:
Outstanding
Class T (75,000,000 Authorized)	1,255	1,254	1,253
Class T1 (75,000,000 Authorized)	1,255	1,254	1,253

(1) Cost of investments in securities:	$25,153	$25,134	$25,126

See notes to financial statements.			(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2015	2015	2015
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends	$207	$187	$163

EXPENSES:
Management fees	5	5	5
Distribution fees - Class T1	2	2	2

Total expenses	7	7	7

Less amount waived by distributor	2	2	2

Net expenses	5	5	5

NET INVESTMENT INCOME	202	182	158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	46	46	45
Change in net unrealized appreciation on investments	862	968	1,087

Net realized and unrealized gain on investments	908	1,014	1,132

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,110	$1,196	$1,290

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2025	2025	2025
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends	$188	$153	$124

EXPENSES:
Management fees	5	5	5
Distribution fees - Class T1	2	2	2

Total expenses	7	7	7

Less amount waived by distributor	2	2	2

Net expenses	5	5	5

NET INVESTMENT INCOME	183	148	119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	41	41	41
Change in net unrealized appreciation on investments	1,036	1,191	1,318

Net realized and unrealized gain on investments	1,077	1,232	1,359

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,260	$1,380	$1,478

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2035	2035	2035
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends	$144	$153	$99

EXPENSES:
Management fees	5	5	5
Distribution fees - Class T1	2	2	2

Total expenses	7	7	7

Less amount waived by distributor	2	2	2

Net expenses	5	5	5

NET INVESTMENT INCOME	139	148	94

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	45	44	43
Change in net unrealized appreciation on investments	1,262	994	1,451

Net realized and unrealized gain on investments	1,307	1,038	1,494

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,446	$1,186	$1,588

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2045	2045	2045
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends	$123	$100	$90

EXPENSES:
Management fees	5	5	5
Distribution fees - Class T1	2	2	2

Total expenses	7	7	7

Less amount waived by distributor	2	2	2

Net expenses	5	5	5

NET INVESTMENT INCOME	118	95	85

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	46	46	45
Change in net unrealized appreciation on investments	1,372	1,461	1,500

Net realized and unrealized gain on investments	1,418	1,507	1,545

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,536	$1,602	$1,630

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM	MAXIM	MAXIM
	LIFETIME	LIFETIME	LIFETIME
	2055	2055	2055
	PORTFOLIO I	PORTFOLIO II	PORTFOLIO III
INVESTMENT INCOME:
Dividends	$114	$94	$85

EXPENSES:
Management fees	5	5	5
Distribution fees - Class T1	2	2	2

Total expenses	7	7	7

Less amount waived by distributor	2	2	2

Net expenses	5	5	5

NET INVESTMENT INCOME	109	89	80

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	48	47	47
Change in net unrealized appreciation on investments	1,419	1,504	1,541

Net realized and unrealized gain on investments	1,467	1,551	1,588

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$1,576	$1,640	$1,668

See notes to financial statements.			(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM LIFETIME 2015 PORTFOLIO I	MAXIM LIFETIME 2015 PORTFOLIO II	MAXIM LIFETIME 2015 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$202	$182	$158
Net realized gain on investments	46	46	45
Change in net unrealized appreciation on investments	862	968	1,087

Net increase in net assets resulting from operations	1,110	1,196	1,290

DISTRIBUTIONS:
From net investment income	(198)	(178)	(154)

Total distributions	(198)	(178)	(154)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	12,500	12,500	12,500
Class T1	12,500	12,500	12,500
Reinvestment of distributions
Class T	99	89	77
Class T1	99	89	77
	0	0	0
Net increase in net assets resulting from share transactions	25,198	25,178	25,154

Total increase in net assets	26,110	26,196	26,290

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$26,110	$26,196	$26,290
	0	0	0
OTHER INFORMATION:

SHARES:
Sold
Class T	1,250	1,250	1,250
Class T1	1,250	1,250	1,250
Issued in reinvestment of distributions
Class T	10	8	8
Class T1	10	8	8

Net increase	2,520	2,516	2,516

(1) Including undistributed net investment income	$4	$4	$4

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM LIFETIME 2025 PORTFOLIO I	MAXIM LIFETIME 2025 PORTFOLIO II	MAXIM LIFETIME 2025 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$183	$148	$119
Net realized gain on investments	41	41	41
Change in net unrealized appreciation on investments	1,036	1,191	1,318

Net increase in net assets resulting from operations	1,260	1,380	1,478

DISTRIBUTIONS:
From net investment income	(180)	(144)	(116)

Total distributions	(180)	(144)	(116)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	12,500	12,500	12,500
Class T1	12,500	12,500	12,500
Reinvestment of distributions
Class T	90	72	58
Class T1	90	72	58
	0	0	0
Net increase in net assets resulting from share transactions	25,180	25,144	25,116

Total increase in net assets	26,260	26,380	26,478

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$26,260	$26,380	$26,478
	0	0	0
OTHER INFORMATION:

SHARES:
Sold
Class T	1,250	1,250	1,250
Class T1	1,250	1,250	1,250
Issued in reinvestment of distributions
Class T	9	7	5
Class T1	9	7	5

Net increase	2,518	2,514	2,510

(1) Including undistributed net investment income	$3	$4	$3

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM LIFETIME 2035 PORTFOLIO I	MAXIM LIFETIME 2035 PORTFOLIO II	MAXIM LIFETIME 2035 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$139	$148	$94
Net realized gain on investments	45	44	43
Change in net unrealized appreciation on investments	1,262	994	1,451

Net increase in net assets resulting from operations	1,446	1,186	1,588

DISTRIBUTIONS:
From net investment income	(136)	(106)	(92)

Total distributions	(136)	(106)	(92)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	12,500	12,500	12,500
Class T1	12,500	153,819	12,500
Reinvestment of distributions
Class T	68	53	46
Class T1	68	53	46
	0	0	0
Net increase in net assets resulting from share transactions	25,136	166,425	25,092

Total increase in net assets	26,446	167,505	26,588

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$26,446	$167,505	$26,588
	0	0	0
OTHER INFORMATION:

SHARES:
Sold
Class T	1,250	1,250	1,250
Class T1	1,250	14,582	1,250
Issued in reinvestment of distributions
Class T	7	5	4
Class T1	7	5	4

Net increase	2,514	15,842	2,508

(1) Including undistributed net investment income	$3	$42	$2

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM LIFETIME 2045 PORTFOLIO I	MAXIM LIFETIME 2045 PORTFOLIO II	MAXIM LIFETIME 2045 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$118	$95	$85
Net realized gain on investments	46	46	45
Change in net unrealized appreciation on investments	1,372	1,461	1,500

Net increase in net assets resulting from operations	1,536	1,602	1,630

DISTRIBUTIONS:
From net investment income	(116)	(94)	(84)

Total distributions	(116)	(94)	(84)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	12,500	12,500	12,500
Class T1	12,500	12,500	12,500
Reinvestment of distributions
Class T	58	47	42
Class T1	58	47	42
	0	0	0
Net increase in net assets resulting from share transactions	25,116	25,094	25,084

Total increase in net assets	26,536	26,602	26,630

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$26,536	$26,602	$26,630
	0	0	0
OTHER INFORMATION:

SHARES:
Sold
Class T	1,250	1,250	1,250
Class T1	1,250	1,250	1,250
Issued in reinvestment of distributions
Class T	5	5	4
Class T1	5	5	4

Net increase	2,510	2,510	2,508

(1) Including overdistributed net investment income	$2	$1	$1

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 1, 2009 (INCEPTION) TO JUNE 30, 2009
UNAUDITED

	MAXIM LIFETIME 2055 PORTFOLIO I	MAXIM LIFETIME 2055 PORTFOLIO II	MAXIM LIFETIME 2055 PORTFOLIO III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$109	$89	$80
Net realized gain on investments	48	47	47
Change in net unrealized appreciation on investments	1,419	1,504	1,541

Net increase in net assets resulting from operations	1,576	1,640	1,668

DISTRIBUTIONS:
From net investment income	(108)	(88)	(78)

Total distributions	(108)	(88)	(78)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class T	12,500	12,500	12,500
Class T1	12,500	12,500	12,500
Reinvestment of distributions
Class T	54	44	39
Class T1	54	44	39
	0	-	0
Net increase in net assets resulting from share transactions	25,108	25,088	25,078

Total increase in net assets	26,576	26,640	26,668

NET ASSETS:
Beginning of period	0	0	0

End of period (1)	$26,576	$26,640	$26,668
	0	-	0
OTHER INFORMATION:

SHARES:
Sold
Class T	1,250	1,250	1,250
Class T1	1,250	1,250	1,250
Issued in reinvestment of distributions
Class T	5	4	3
Class T1	5	4	3

Net increase	2,510	2,508	2,506

(1) Including overdistributed net investment income	$1	$1	$2

See notes to financial statements.			(Concluded)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.08		0.08
Net realized and unrealized gain (loss)	0.36		0.36
on investments

Total Income From
Investment Operations	0.44		0.44

Less Distributions

From net investment income	(0.08)		(0.08)

Net Asset Value, End of Period	$10.36		$10.36
	0.00		0.00

Total Return ± #	4.39%	^	4.39%	^

Net Assets, End of Period	$13,055		$13,055

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	4.93%	*	4.83%	*
- After Reimbursement §	N/A		4.93%	*

Portfolio Turnover Rate ~	5.38%	^	5.38%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.			(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.07		0.07
Net realized and unrealized gain (loss)	0.41		0.41
on investments

Total Income From
Investment Operations	0.48		0.48

Less Distributions

From net investment income	(0.07)		(0.07)

Net Asset Value, End of Period	$10.41		$10.41
	0.00		0.00

Total Return ± #	4.81%	^	4.81%	^

Net Assets, End of Period	$13,098		$13,098

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	4.41%	*	4.31%	*
- After Reimbursement §	N/A		4.41%	*

Portfolio Turnover Rate ~	4.84%	^	4.84%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.06		0.06
Net realized and unrealized gain (loss)	0.45		0.45
on investments

Total Income From
Investment Operations	0.51		0.51

Less Distributions

From net investment income	(0.06)		(0.06)

Net Asset Value, End of Period	$10.45		$10.45
	0.00		0.00

Total Return ± #	5.11%	^	5.11%	^

Net Assets, End of Period	$13,145		$13,145

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	3.81%	*	3.71%	*
- After Reimbursement §	N/A		3.81%	*

Portfolio Turnover Rate ~	4.30%	^	4.30%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.07		0.07
Net realized and unrealized gain (loss)	0.43		0.43
on investments

Total Income From
Investment Operations	0.50		0.50

Less Distributions

From net investment income	(0.07)		(0.07)

Net Asset Value, End of Period	$10.43		$10.43
	0.00		0.00

Total Return ± #	5.01%	^	5.01%	^

Net Assets, End of Period	$13,130		$13,130

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	4.43%	*	4.33%	*
- After Reimbursement §	N/A		4.43%	*

Portfolio Turnover Rate ~	5.60%	^	5.60%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.06		0.06
Net realized and unrealized gain (loss)	0.49		0.49
on investments

Total Income From
Investment Operations	0.55		0.55

Less Distributions

From net investment income	(0.06)		(0.06)

Net Asset Value, End of Period	$10.49		$10.49
	0.00		0.00

Total Return ± #	5.47%	^	5.47%	^

Net Assets, End of Period	$13,190		$13,190

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	3.56%	*	3.46%	*
- After Reimbursement §	N/A		3.56%	*

Portfolio Turnover Rate ~	4.46%	^	4.46%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.05		0.05
Net realized and unrealized gain (loss)	0.55		0.55
on investments

Total Income From
Investment Operations	0.60		0.60

Less Distributions

From net investment income	(0.05)		(0.05)

Net Asset Value, End of Period	$10.55		$10.55
	0.00		0.00

Total Return ± #	5.96%	^	5.96%	^

Net Assets, End of Period	$13,239		$13,239

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.85%	*	2.75%	*
- After Reimbursement §	N/A		2.85%	*

Portfolio Turnover Rate ~	3.51%	^	3.51%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.05		0.05
Net realized and unrealized gain (loss)	0.52		0.52
on investments

Total Income From
Investment Operations	0.57		0.57

Less Distributions

From net investment income	(0.05)		(0.05)

Net Asset Value, End of Period	$10.52		$10.52
	0.00		0.00

Total Return ± #	5.74%	^	5.74%	^

Net Assets, End of Period	$13,223		$13,223

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	3.34%	*	3.24%	*
- After Reimbursement §	N/A		3.34%	*

Portfolio Turnover Rate ~	6.52%	^	6.52%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.04		0.04
Net realized and unrealized gain (loss)	0.57		0.57
on investments

Total Income From
Investment Operations	0.61		0.61

Less Distributions

From net investment income	(0.04)		(0.04)

Net Asset Value, End of Period	$10.57		$10.57
	0.00		0.00

Total Return ± #	6.12%	^	6.12%	^

Net Assets, End of Period	$13,267		$154,238

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.61%	*	3.69%	*
- After Reimbursement §	N/A		3.79%	*

Portfolio Turnover Rate ~	1.26%	^	1.26%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.04		0.04
Net realized and unrealized gain (loss)	0.60		0.60
on investments

Total Income From
Investment Operations	0.64		0.64

Less Distributions

From net investment income	(0.04)		(0.04)

Net Asset Value, End of Period	$10.60		$10.60
	0.00		0.00

Total Return ± #	6.36%	^	6.36%	^

Net Assets, End of Period	$13,294		$13,294

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.22%	*	2.12%	*
- After Reimbursement §	N/A		2.22%	*

Portfolio Turnover Rate ~	3.42%	^	3.42%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.05		0.05
Net realized and unrealized gain (loss)	0.57		0.57
on investments

Total Income From
Investment Operations	0.62		0.62

Less Distributions

From net investment income	(0.05)		(0.05)

Net Asset Value, End of Period	$10.57		$10.57
	0.00		0.00

Total Return ± #	6.16%	^	6.16%	^

Net Assets, End of Period	$13,268		$13,268

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.82%	*	2.72%	*
- After Reimbursement §	N/A		2.82%	*

Portfolio Turnover Rate ~	6.45%	^	6.45%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.04		0.04
Net realized and unrealized gain (loss)	0.60		0.60
on investments

Total Income From
Investment Operations	0.64		0.64

Less Distributions

From net investment income	(0.04)		(0.04)

Net Asset Value, End of Period	$10.60		$10.60
	0.00		0.00

Total Return ± #	6.37%	^	6.37%	^

Net Assets, End of Period	$13,301		$13,301

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.27%	*	2.17%	*
- After Reimbursement §	N/A		2.27%	*

Portfolio Turnover Rate ~	4.58%	^	4.58%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.03		0.03
Net realized and unrealized gain (loss)	0.62		0.62
on investments

Total Income From
Investment Operations	0.65		0.65

Less Distributions

From net investment income	(0.03)		(0.03)

Net Asset Value, End of Period	$10.62		$10.62
	0.00		0.00

Total Return ± #	6.53%	^	6.53%	^

Net Assets, End of Period	$13,315		$13,315

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.02%	*	1.92%	*
- After Reimbursement §	N/A		2.02%	*

Portfolio Turnover Rate ~	3.70%	^	3.70%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.04		0.04
Net realized and unrealized gain (loss)	0.59		0.59
on investments

Total Income From
Investment Operations	0.63		0.63

Less Distributions

From net investment income	(0.04)		(0.04)

Net Asset Value, End of Period	$10.59		$10.59
	0.00		0.00

Total Return ± #	6.33%	^	6.33%	^

Net Assets, End of Period	$13,288		$13,288

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.61%	*	2.51%	*
- After Reimbursement §	N/A		2.61%	*

Portfolio Turnover Rate ~	6.87%	^	6.87%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.04		0.04
Net realized and unrealized gain (loss)	0.62		0.62
on investments

Total Income From
Investment Operations	0.66		0.66

Less Distributions

From net investment income	(0.04)		(0.04)

Net Asset Value, End of Period	$10.62		$10.62
	0.00		0.00

Total Return ± #	6.55%	^	6.55%	^

Net Assets, End of Period	$13,320		$13,320

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	2.11%	*	2.01%	*
- After Reimbursement §	N/A		2.11%	*

Portfolio Turnover Rate ~	4.84%	^	4.84%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio for the periods indicated are as follows:

	Class T		Class T1

	Period Ended		Period Ended
	June 30, 2009		June 30, 2009
	UNAUDITED		UNAUDITED
	+		+

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations

Net investment income	0.03		0.03
Net realized and unrealized gain (loss)	0.64		0.64
on investments

Total Income From
Investment Operations	0.67		0.67

Less Distributions

From net investment income	(0.03)		(0.03)

Net Asset Value, End of Period	$10.64		$10.64
	0.00		0.00

Total Return ± #	6.71%	^	6.71%	^

Net Assets, End of Period	$13,334		$13,334

Ratio of Expenses to Average Net Assets
- Before Reimbursement	0.12%	*	0.22%	*
- After Reimbursement §	N/A		0.12%	*

Ratio of Net Investment Income to
Average Net Assets
- Before Reimbursement	1.90%	*	1.80%	*
- After Reimbursement §	N/A		1.90%	*

Portfolio Turnover Rate ~	3.97%	^	3.97%	^

§	Percentages are shown net of 12b-1 fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

~	Portfolio turnover is calculated at the Portfolio level.

+	The portfolio commenced operations on May 1, 2009.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of 12b-1 fee waived. Without the waiver, the return shown would have been lower.

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios  (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation.  There are three risk profile options for each available year designated in the name of the Lifetime Asset Allocation Portfolio (transition year).  The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series.  The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series.  The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series.  After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.  The Portfolios are also available as an investment option for college savings programs.  The Portfolios commenced operations on May 1, 2009.

The Fund offers two share classes, referred to as Class T and Class T1 shares.  Class T shares are not subject to any distribution fees, while Class T1 shares are subject to an annual distribution fee of 0.10% of the Fund’s annual average net assets attributable to Class T1 shares.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value measurements (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

The cost of investments sold is determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

For federal income tax purposes, the Portfolios intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48).  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios will file income tax returns in the U.S. federal jurisdiction and Colorado.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolios.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

A plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the Plan) provides for compensation for distribution of Class T1 shares and for providing or arranging for the provision of services to Class T1 shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares.  GWFS Equities, Inc. has agreed to waive all 12b-1 fees attributable to Class T1 shares purchased by GW Capital Management, LLC in consideration for GW Capital Management, LLC providing initial capital to the Portfolios.

Per the Prospectus, the Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A.  There are currently no such investments.  Each of the Portfolios may also invest in various funds which may be affiliated with the Fund.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

Description	Purchases	Sales
Lifetime 2015 Portfolio I	$26,598	$1,402
Lifetime 2015 Portfolio II	26,438	1,263
Lifetime 2015 Portfolio III	26,276	1,124
Lifetime 2025 Portfolio I	26,640	1,464
Lifetime 2025 Portfolio II	26,311	1,169
Lifetime 2025 Portfolio III	26,276	921
Lifetime 2035 Portfolio I	26,857	1,723
Lifetime 2035 Portfolio II	167,645	1,175
Lifetime 2035 Portfolio III	26,000	910
Lifetime 2045 Portfolio I	26,825	1,711
Lifetime 2045 Portfolio II	26,313	1,220
Lifetime 2045 Portfolio III	26,069	986
Lifetime 2055 Portfolio I	26,933	1,827
Lifetime 2055 Portfolio II	26,378	1,291
Lifetime 2055 Portfolio III	26,138	1,060

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2009 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
Description	Purposes	Appreciation	Depreciation	Appreciation
Lifetime 2015 Portfolio I	$25,240	$862	$	$862
Lifetime 2015 Portfolio II	25,221	968		968
Lifetime 2015 Portfolio III	25,198	1,087		1,087
Lifetime 2025 Portfolio I	25,218	1,036		1,036
Lifetime 2025 Portfolio II	25,183	1,191		1,191
Lifetime 2025 Portfolio III	25,156	1,318		1,318
Lifetime 2035 Portfolio I	25,179	1,262		1,262
Lifetime 2035 Portfolio II	166,469	999	(5)	994
Lifetime 2035 Portfolio III	25,133	1,451		1,451
Lifetime 2045 Portfolio I	25,160	1,372		1,372
Lifetime 2045 Portfolio II	25,138	1,461		1,461
Lifetime 2045 Portfolio III	25,128	1,500		1,500
Lifetime 2055 Portfolio I	25,153	1,419		1,419
Lifetime 2055 Portfolio II	25,134	1,504		1,504
Lifetime 2055 Portfolio III	25,127	1,541		1,541

5.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Lifetime 2015 Portfolio I
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	11,285	43.23%
Cash and Cash Equivalents	739	2.83%
International Equity	2,880	11.03%
Large-Cap Equity	6,719	25.74%
MidCap Equity	1,965	7.53%
Short-Term Bond	1,184	4.54%
Small-Cap Equity	1,330	5.10%
	$26,102	100.00%

Lifetime 2015 Portfolio II
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	10,926	41.73%
Cash and Cash Equivalents	590	2.25%
International Equity	3,649	13.93%
Large-Cap Equity	5,852	22.34%
MidCap Equity	2,524	9.64%
Short-Term Bond	954	3.64%
Small-Cap Equity	1,695	6.47%
	$26,190	100.00%

Lifetime 2015 Portfolio III
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	8,109	30.86%
Cash and Cash Equivalents	439	1.67%
International Equity	4,526	17.22%
Large-Cap Equity	7,277	27.68%
MidCap Equity	3,137	11.93%
Short-Term Bond	722	2.75%
Small-Cap Equity	2,075	7.89%
	$26,285	100.00%

Lifetime 2025 Portfolio I
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	10,206	38.88%
Cash and Cash Equivalents	290	1.10%
International Equity	4,574	17.42%
Large-Cap Equity	5,978	22.77%
MidCap Equity	2,579	9.82%
Short-Term Bond	485	1.85%
Small-Cap Equity	2,142	8.16%
	$26,254	100.00%

Lifetime 2025 Portfolio II
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	6,647	25.20%
Cash and Cash Equivalents	203	0.77%
International Equity	5,751	21.80%
Large-Cap Equity	7,539	28.58%
MidCap Equity	3,227	12.24%
Short-Term Bond	310	1.18%
Small-Cap Equity	2,698	10.23%
	$26,375	100.00%

Lifetime 2025 Portfolio III
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	3,687	13.93%
Cash and Cash Equivalents	82	0.31%
International Equity	6,737	25.45%
Large-Cap Equity	8,840	33.39%
MidCap Equity	3,784	14.29%
Short-Term Bond	181	0.68%
Small-Cap Equity	3,164	11.95%
	$26,475	100.00%

Lifetime 2035 Portfolio I
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	5,757	21.77%
Cash and Cash Equivalents	54	0.20%
International Equity	6,835	25.85%
Large-Cap Equity	7,327	27.72%
MidCap Equity	3,173	12.00%
Short-Term Bond	77	0.29%
Small-Cap Equity	3,218	12.17%
	$26,441	100.00%

Lifetime 2035 Portfolio II
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	19,158	11.44%
Cash and Cash Equivalents	184	0.11%
International Equity	49,246	29.40%
Large-Cap Equity	52,916	31.59%
MidCap Equity	22,668	13.53%
Short-Term Bond	336	0.20%
Small-Cap Equity	23,000	13.73%
	$167,508	100.00%

Lifetime 2035 Portfolio III
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	1,515	5.70%
Cash and Cash Equivalents	26	0.10%
International Equity	8,318	31.29%
Large-Cap Equity	8,936	33.61%
MidCap Equity	3,845	14.46%
Short-Term Bond	52	0.20%
Small-Cap Equity	3,892	14.64%
	$26,584	100.00%

Lifetime 2045 Portfolio I
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	4,977	18.76%
International Equity	8,189	30.87%
Large-Cap Equity	6,451	24.31%
MidCap Equity	3,129	11.79%
Small-Cap Equity	3,786	14.27%
	$26,532	100.00%

Lifetime 2045 Portfolio II
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	3,073	11.55%
International Equity	8,939	33.61%
Large-Cap Equity	7,042	26.47%
MidCap Equity	3,412	12.83%
Small-Cap Equity	4,134	15.54%
	$26,600	100.00%

Lifetime 2045 Portfolio III
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	2,222	8.34%
International Equity	9,263	34.79%
Large-Cap Equity	7,313	27.46%
MidCap Equity	3,531	13.26%
Small-Cap Equity	4,300	16.15%
	$26,629	100.00%

Lifetime 2055 Portfolio I
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	4,661	17.54%
International Equity	9,056	34.09%
Large-Cap Equity	5,895	22.18%
MidCap Equity	2,868	10.79%
Small-Cap Equity	4,093	15.40%
	$26,573	100.00%

Lifetime 2055 Portfolio II
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	2,901	10.89%
International Equity	9,799	36.79%
Large-Cap Equity	6,406	24.05%
MidCap Equity	3,101	11.64%
Small-Cap Equity	4,430	16.63%
	$26,637	100.00%

Lifetime 2055 Portfolio III
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	2,144	8.04%
International Equity	10,113	37.92%
Large-Cap Equity	6,627	24.85%
MidCap Equity	3,215	12.06%
Small-Cap Equity	4,568	17.13%
	$26,667	100.00%

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
10	Allianz NFJ Small Cap Value A	$193
234	American Century Inflation Adjusted Bond	2,598
26	American Century Growth Inv	481
16	BlackRock U.S. Opportunities Inv A	414
37	Calvert Short Duration Income A	591
25	Goldman Sachs Midcap Value A	572
20	Harbor International Inv	842
40	Janus Adviser Perkins Mid Cap Value S	565
129	JP Morgan High Yield Bond	873
38	MFS® Value Fund A	667
739	Maxim Money Market Portfolio	739
275	Maxim S&P 500 Index Portfolio	2,298
52	Maxim Janus Large Cap Growth Portfolio	483
76	Maxim MFS International Growth Portfolio	609
353	Maxim Federated Bond Portfolio	3,483
132	Maxim High Yield Bond Portfolio	879
112	Maxim Index 600 Portfolio	663
270	Maxim Bond Index Portfolio	3,500
126	Maxim Global Bond Portfolio	1,037
35	Maxim T Rowe Price MidCap Growth Portfolio	414
61	Maxim Short Duration Bond Portfolio	593
81	Maxim Invesco ADR Portfolio	824
64	Maxim T Rowe Price Equity/Income Portfolio	673
14	Maxim Loomis Sayles Small-Cap Value Portfolio	193
170	Oppenheimer International Bond A	1,032
27	Sentinel Small Company A	140
19	Van Kampen Small Cap Growth A	141
35	Virtus Foreign Opportunities A	605

TOTAL COMMON STOCK		26,102
(Cost of Investments $25,241)

OTHER ASSETS AND LIABILITIES		8

TOTAL MAXIM LIFETIME 2015 PORTFOLIO I		$26,110

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
13	Allianz NFJ Small Cap Value A	$246
190	American Century Inflation Adjusted Bond	2,106
34	American Century Growth Inv	616
21	BlackRock U.S. Opportunities Inv A	534
30	Calvert Short Duration Income A	476
32	Goldman Sachs Midcap Value A	733
25	Harbor International Inv	1,069
51	Janus Adviser Perkins Mid Cap Value S	722
106	JP Morgan High Yield Bond	720
48	MFS® Value Fund A	844
590	Maxim Money Market Portfolio	590
350	Maxim S&P 500 Index Portfolio	2,921
67	Maxim Janus Large Cap Growth Portfolio	619
96	Maxim MFS International Growth Portfolio	768
288	Maxim Federated Bond Portfolio	2,842
109	Maxim High Yield Bond Portfolio	724
142	Maxim Index 600 Portfolio	836
220	Maxim Bond Index Portfolio	2,856
102	Maxim Global Bond Portfolio	841
45	Maxim T Rowe Price MidCap Growth Portfolio	535
49	Maxim Short Duration Bond Portfolio	478
102	Maxim Invesco ADR Portfolio	1,047
81	Maxim T Rowe Price Equity/Income Portfolio	852
18	Maxim Loomis Sayles Small-Cap Value Portfolio	246
138	Oppenheimer International Bond A	837
35	Sentinel Small Company A	183
24	Van Kampen Small Cap Growth A	184
45	Virtus Foreign Opportunities A	764

TOTAL COMMON STOCK		26,189
(Cost of Investments $25,221)

OTHER ASSETS AND LIABILITIES		7

TOTAL MAXIM LIFETIME 2015 PORTFOLIO II		$26,196

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
16	Allianz NFJ Small Cap Value A	$299
141	American Century Inflation Adjusted Bond	1,561
42	American Century Growth Inv	768
26	BlackRock U.S. Opportunities Inv A	668
23	Calvert Short Duration Income A	360
39	Goldman Sachs Midcap Value A	906
31	Harbor International Inv	1,325
64	Janus Adviser Perkins Mid Cap Value S	894
78	JP Morgan High Yield Bond	527
59	MFS® Value Fund A	1,045
439	Maxim Money Market Portfolio	439
436	Maxim S&P 500 Index Portfolio	3,638
83	Maxim Janus Large Cap Growth Portfolio	771
119	Maxim MFS International Growth Portfolio	955
214	Maxim Federated Bond Portfolio	2,111
80	Maxim High Yield Bond Portfolio	530
176	Maxim Index 600 Portfolio	1,036
164	Maxim Bond Index Portfolio	2,121
76	Maxim Global Bond Portfolio	631
56	Maxim T Rowe Price MidCap Growth Portfolio	669
37	Maxim Short Duration Bond Portfolio	362
127	Maxim Invesco ADR Portfolio	1,297
100	Maxim T Rowe Price Equity/Income Portfolio	1,055
22	Maxim Loomis Sayles Small-Cap Value Portfolio	299
104	Oppenheimer International Bond A	628
42	Sentinel Small Company A	220
29	Van Kampen Small Cap Growth A	221
55	Virtus Foreign Opportunities A	949

TOTAL COMMON STOCK		26,285
(Cost of Investments $25,197)

OTHER ASSETS AND LIABILITIES		5

TOTAL MAXIM LIFETIME 2015 PORTFOLIO III		$26,290

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
16	Allianz NFJ Small Cap Value A	$302
96	American Century Inflation Adjusted Bond	1,067
35	American Century Growth Inv	638
22	BlackRock U.S. Opportunities Inv A	561
15	Calvert Short Duration Income A	242
32	Goldman Sachs Midcap Value A	733
31	Harbor International Inv	1,325
52	Janus Adviser Perkins Mid Cap Value S	723
106	JP Morgan High Yield Bond	721
48	MFS® Value Fund A	850
290	Maxim Money Market Portfolio	290
358	Maxim S&P 500 Index Portfolio	2,991
69	Maxim Janus Large Cap Growth Portfolio	641
122	Maxim MFS International Growth Portfolio	979
291	Maxim Federated Bond Portfolio	2,871
109	Maxim High Yield Bond Portfolio	725
182	Maxim Index 600 Portfolio	1,076
223	Maxim Bond Index Portfolio	2,885
118	Maxim Global Bond Portfolio	971
47	Maxim T Rowe Price MidCap Growth Portfolio	562
25	Maxim Short Duration Bond Portfolio	243
127	Maxim Invesco ADR Portfolio	1,297
82	Maxim T Rowe Price Equity/Income Portfolio	858
23	Maxim Loomis Sayles Small-Cap Value Portfolio	302
159	Oppenheimer International Bond A	966
44	Sentinel Small Company A	231
30	Van Kampen Small Cap Growth A	231
57	Virtus Foreign Opportunities A	973

TOTAL COMMON STOCK		26,254
(Cost of Investments $25,217)

OTHER ASSETS AND LIABILITIES		6

TOTAL MAXIM LIFETIME 2025 PORTFOLIO I		$26,260

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
20	Allianz NFJ Small Cap Value A	$385
63	American Century Inflation Adjusted Bond	704
44	American Century Growth Inv	809
27	BlackRock U.S. Opportunities Inv A	698
10	Calvert Short Duration Income A	155
40	Goldman Sachs Midcap Value A	921
39	Harbor International Inv	1,662
65	Janus Adviser Perkins Mid Cap Value S	908
69	JP Morgan High Yield Bond	466
61	MFS® Value Fund A	1,073
203	Maxim Money Market Portfolio	203
451	Maxim S&P 500 Index Portfolio	3,762
87	Maxim Janus Large Cap Growth Portfolio	812
154	Maxim MFS International Growth Portfolio	1,235
190	Maxim Federated Bond Portfolio	1,869
71	Maxim High Yield Bond Portfolio	469
228	Maxim Index 600 Portfolio	1,344
145	Maxim Bond Index Portfolio	1,878
77	Maxim Global Bond Portfolio	632
58	Maxim T Rowe Price MidCap Growth Portfolio	699
16	Maxim Short Duration Bond Portfolio	155
159	Maxim Invesco ADR Portfolio	1,627
103	Maxim T Rowe Price Equity/Income Portfolio	1,083
29	Maxim Loomis Sayles Small-Cap Value Portfolio	384
104	Oppenheimer International Bond A	629
56	Sentinel Small Company A	292
39	Van Kampen Small Cap Growth A	293
72	Virtus Foreign Opportunities A	1,227

TOTAL COMMON STOCK		26,374
(Cost of Investments $25,183)

OTHER ASSETS AND LIABILITIES		6

TOTAL MAXIM LIFETIME 2025 PORTFOLIO II		$26,380

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
23	Allianz NFJ Small Cap Value A	$452
35	American Century Inflation Adjusted Bond	391
52	American Century Growth Inv	948
32	BlackRock U.S. Opportunities Inv A	817
6	Calvert Short Duration Income A	90
47	Goldman Sachs Midcap Value A	1,082
45	Harbor International Inv	1,945
76	Janus Adviser Perkins Mid Cap Value S	1,066
38	JP Morgan High Yield Bond	258
71	MFS® Value Fund A	1,257
82	Maxim Money Market Portfolio	82
529	Maxim S&P 500 Index Portfolio	4,416
102	Maxim Janus Large Cap Growth Portfolio	951
180	Maxim MFS International Growth Portfolio	1,448
105	Maxim Federated Bond Portfolio	1,032
39	Maxim High Yield Bond Portfolio	259
269	Maxim Index 600 Portfolio	1,585
80	Maxim Bond Index Portfolio	1,037
43	Maxim Global Bond Portfolio	356
68	Maxim T Rowe Price MidCap Growth Portfolio	818
9	Maxim Short Duration Bond Portfolio	91
186	Maxim Invesco ADR Portfolio	1,903
121	Maxim T Rowe Price Equity/Income Portfolio	1,269
34	Maxim Loomis Sayles Small-Cap Value Portfolio	451
58	Oppenheimer International Bond A	354
65	Sentinel Small Company A	337
45	Van Kampen Small Cap Growth A	339
84	Virtus Foreign Opportunities A	1,440

TOTAL COMMON STOCK		26,474
(Cost of Investments $25,155)

OTHER ASSETS AND LIABILITIES		4

TOTAL MAXIM LIFETIME 2025 PORTFOLIO III		$26,478

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
23	Allianz NFJ Small Cap Value A	$452
16	American Century Inflation Adjusted Bond	183
44	American Century Growth Inv	802
27	BlackRock U.S. Opportunities Inv A	696
2	Calvert Short Duration Income A	38
39	Goldman Sachs Midcap Value A	896
45	Harbor International Inv	1,943
63	Janus Adviser Perkins Mid Cap Value S	883
63	JP Morgan High Yield Bond	423
58	MFS® Value Fund A	1,025
54	Maxim Money Market Portfolio	54
439	Maxim S&P 500 Index Portfolio	3,661
87	Maxim Janus Large Cap Growth Portfolio	805
187	Maxim MFS International Growth Portfolio	1,500
174	Maxim Federated Bond Portfolio	1,716
64	Maxim High Yield Bond Portfolio	426
273	Maxim Index 600 Portfolio	1,612
133	Maxim Bond Index Portfolio	1,725
78	Maxim Global Bond Portfolio	644
58	Maxim T Rowe Price MidCap Growth Portfolio	698
4	Maxim Short Duration Bond Portfolio	39
186	Maxim Invesco ADR Portfolio	1,902
98	Maxim T Rowe Price Equity/Income Portfolio	1,034
34	Maxim Loomis Sayles Small-Cap Value Portfolio	451
106	Oppenheimer International Bond A	640
67	Sentinel Small Company A	351
46	Van Kampen Small Cap Growth A	352
87	Virtus Foreign Opportunities A	1,490

TOTAL COMMON STOCK		26,441
(Cost of Investments $25,179)

OTHER ASSETS AND LIABILITIES		5

TOTAL MAXIM LIFETIME 2035 PORTFOLIO I		$26,446

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
168	Allianz NFJ Small Cap Value A	$3,240
61	American Century Inflation Adjusted Bond	675
318	American Century Growth Inv	5,778
192	BlackRock U.S. Opportunities Inv A	4,956
10	Calvert Short Duration Income A	168
276	Goldman Sachs Midcap Value A	6,384
324	Harbor International Inv	13,849
451	Janus Adviser Perkins Mid Cap Value S	6,334
210	JP Morgan High Yield Bond	1,423
420	MFS® Value Fund A	7,445
185	Maxim Money Market Portfolio	185
3167	Maxim S&P 500 Index Portfolio	26,444
624	Maxim Janus Large Cap Growth Portfolio	5,788
1340	Maxim MFS International Growth Portfolio	10,774
578	Maxim Federated Bond Portfolio	5,701
215	Maxim High Yield Bond Portfolio	1,431
1950	Maxim Index 600 Portfolio	11,504
440	Maxim Bond Index Portfolio	5,707
256	Maxim Global Bond Portfolio	2,111
413	Maxim T Rowe Price MidCap Growth Portfolio	4,957
17	Maxim Short Duration Bond Portfolio	168
1354	Maxim Invesco ADR Portfolio	13,844
709	Maxim T Rowe Price Equity/Income Portfolio	7,461
242	Maxim Loomis Sayles Small-Cap Value Portfolio	3,244
347	Oppenheimer International Bond A	2,100
481	Sentinel Small Company A	2,504
330	Van Kampen Small Cap Growth A	2,508
630	Virtus Foreign Opportunities A	10,780

TOTAL COMMON STOCK		167,463
(Cost of Investments $166,469)

OTHER ASSETS AND LIABILITIES		42

TOTAL MAXIM LIFETIME 2035 PORTFOLIO II		$167,505

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
28	Allianz NFJ Small Cap Value A	$546
5	American Century Inflation Adjusted Bond	52
54	American Century Growth Inv	976
33	BlackRock U.S. Opportunities Inv A	845
2	Calvert Short Duration Income A	26
47	Goldman Sachs Midcap Value A	1,084
55	Harbor International Inv	2,365
76	Janus Adviser Perkins Mid Cap Value S	1,069
18	JP Morgan High Yield Bond	119
71	MFS® Value Fund A	1,252
26	Maxim Money Market Portfolio	26
535	Maxim S&P 500 Index Portfolio	4,465
106	Maxim Janus Large Cap Growth Portfolio	980
227	Maxim MFS International Growth Portfolio	1,824
45	Maxim Federated Bond Portfolio	439
18	Maxim High Yield Bond Portfolio	120
330	Maxim Index 600 Portfolio	1,948
34	Maxim Bond Index Portfolio	442
21	Maxim Global Bond Portfolio	172
71	Maxim T Rowe Price MidCap Growth Portfolio	848
3	Maxim Short Duration Bond Portfolio	26
227	Maxim Invesco ADR Portfolio	2,316
120	Maxim T Rowe Price Equity/Income Portfolio	1,263
41	Maxim Loomis Sayles Small-Cap Value Portfolio	544
28	Oppenheimer International Bond A	171
82	Sentinel Small Company A	426
56	Van Kampen Small Cap Growth A	428
106	Virtus Foreign Opportunities A	1,813

TOTAL COMMON STOCK		26,585
(Cost of Investments $25,134)

OTHER ASSETS AND LIABILITIES		3

TOTAL MAXIM LIFETIME 2035 PORTFOLIO III		$26,588

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
27	Allianz NFJ Small Cap Value A	525
45	American Century Growth Inv	811
27	BlackRock U.S. Opportunities Inv A	698
38	Goldman Sachs Midcap Value A	871
54	Harbor International Inv	2,299
61	Janus Adviser Perkins Mid Cap Value S	858
46	JP Morgan High Yield Bond	310
56	MFS® Value Fund A	1,000
435	Maxim S&P 500 Index Portfolio	3,628
88	Maxim Janus Large Cap Growth Portfolio	814
227	Maxim MFS International Growth Portfolio	1,825
125	Maxim Federated Bond Portfolio	1,228
47	Maxim High Yield Bond Portfolio	312
321	Maxim Index 600 Portfolio	1,895
95	Maxim Bond Index Portfolio	1,235
66	Maxim Global Bond Portfolio	542
59	Maxim T Rowe Price MidCap Growth Portfolio	702
220	Maxim Invesco ADR Portfolio	2,251
96	Maxim T Rowe Price Equity/Income Portfolio	1,009
39	Maxim Loomis Sayles Small-Cap Value Portfolio	523
89	Oppenheimer International Bond A	539
81	Sentinel Small Company A	421
56	Van Kampen Small Cap Growth A	422
106	Virtus Foreign Opportunities A	1,814

TOTAL COMMON STOCK		26,532
(Cost of Investments $25,161)

OTHER ASSETS AND LIABILITIES		4

TOTAL MAXIM LIFETIME 2045 PORTFOLIO I		$26,536

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
30	Allianz NFJ Small Cap Value A	573
49	American Century Growth Inv	884
30	BlackRock U.S. Opportunities Inv A	763
41	Goldman Sachs Midcap Value A	949
59	Harbor International Inv	2,502
67	Janus Adviser Perkins Mid Cap Value S	936
23	JP Morgan High Yield Bond	155
61	MFS® Value Fund A	1,088
475	Maxim S&P 500 Index Portfolio	3,967
96	Maxim Janus Large Cap Growth Portfolio	887
249	Maxim MFS International Growth Portfolio	2,000
66	Maxim Federated Bond Portfolio	647
23	Maxim High Yield Bond Portfolio	156
351	Maxim Index 600 Portfolio	2,071
50	Maxim Bond Index Portfolio	650
35	Maxim Global Bond Portfolio	291
64	Maxim T Rowe Price MidCap Growth Portfolio	764
240	Maxim Invesco ADR Portfolio	2,450
104	Maxim T Rowe Price Equity/Income Portfolio	1,099
43	Maxim Loomis Sayles Small-Cap Value Portfolio	572
48	Oppenheimer International Bond A	290
88	Sentinel Small Company A	458
61	Van Kampen Small Cap Growth A	460
116	Virtus Foreign Opportunities A	1,987

TOTAL COMMON STOCK		26,599
(Cost of Investments $25,138)

OTHER ASSETS AND LIABILITIES		3

TOTAL MAXIM LIFETIME 2045 PORTFOLIO II		$26,602

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
31	Allianz NFJ Small Cap Value A	594
51	American Century Growth Inv	919
31	BlackRock U.S. Opportunities Inv A	793
42	Goldman Sachs Midcap Value A	979
61	Harbor International Inv	2,598
69	Janus Adviser Perkins Mid Cap Value S	965
13	JP Morgan High Yield Bond	91
64	MFS® Value Fund A	1,134
492	Maxim S&P 500 Index Portfolio	4,112
99	Maxim Janus Large Cap Growth Portfolio	922
257	Maxim MFS International Growth Portfolio	2,067
39	Maxim Federated Bond Portfolio	388
14	Maxim High Yield Bond Portfolio	91
365	Maxim Index 600 Portfolio	2,150
30	Maxim Bond Index Portfolio	390
21	Maxim Global Bond Portfolio	172
66	Maxim T Rowe Price MidCap Growth Portfolio	794
249	Maxim Invesco ADR Portfolio	2,544
109	Maxim T Rowe Price Equity/Income Portfolio	1,145
44	Maxim Loomis Sayles Small-Cap Value Portfolio	593
28	Oppenheimer International Bond A	171
92	Sentinel Small Company A	480
63	Van Kampen Small Cap Growth A	482
120	Virtus Foreign Opportunities A	2,054

TOTAL COMMON STOCK		26,628
(Cost of Investments $25,128)

OTHER ASSETS AND LIABILITIES		2

TOTAL MAXIM LIFETIME 2045 PORTFOLIO III		$26,630

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
29	Allianz NFJ Small Cap Value A	562
41	American Century Growth Inv	748
25	BlackRock U.S. Opportunities Inv A	648
34	Goldman Sachs Midcap Value A	791
59	Harbor International Inv	2,517
56	Janus Adviser Perkins Mid Cap Value S	780
40	JP Morgan High Yield Bond	272
51	MFS® Value Fund A	911
397	Maxim S&P 500 Index Portfolio	3,314
81	Maxim Janus Large Cap Growth Portfolio	751
254	Maxim MFS International Growth Portfolio	2,043
110	Maxim Federated Bond Portfolio	1,088
41	Maxim High Yield Bond Portfolio	273
347	Maxim Index 600 Portfolio	2,045
84	Maxim Bond Index Portfolio	1,093
72	Maxim Global Bond Portfolio	595
54	Maxim T Rowe Price MidCap Growth Portfolio	649
241	Maxim Invesco ADR Portfolio	2,465
87	Maxim T Rowe Price Equity/Income Portfolio	919
42	Maxim Loomis Sayles Small-Cap Value Portfolio	561
98	Oppenheimer International Bond A	592
89	Sentinel Small Company A	461
61	Van Kampen Small Cap Growth A	463
119	Virtus Foreign Opportunities A	2,031

TOTAL COMMON STOCK		26,572
(Cost of Investments $25,154)

OTHER ASSETS AND LIABILITIES		4

TOTAL MAXIM LIFETIME 2055 PORTFOLIO I		$26,576

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
31	Allianz NFJ Small Cap Value A	606
45	American Century Growth Inv	813
27	BlackRock U.S. Opportunities Inv A	697
37	Goldman Sachs Midcap Value A	859
64	Harbor International Inv	2,719
60	Janus Adviser Perkins Mid Cap Value S	847
21	JP Morgan High Yield Bond	143
55	MFS® Value Fund A	984
433	Maxim S&P 500 Index Portfolio	3,613
88	Maxim Janus Large Cap Growth Portfolio	816
276	Maxim MFS International Growth Portfolio	2,216
59	Maxim Federated Bond Portfolio	583
22	Maxim High Yield Bond Portfolio	143
376	Maxim Index 600 Portfolio	2,221
45	Maxim Bond Index Portfolio	586
38	Maxim Global Bond Portfolio	318
58	Maxim T Rowe Price MidCap Growth Portfolio	698
260	Maxim Invesco ADR Portfolio	2,662
94	Maxim T Rowe Price Equity/Income Portfolio	993
45	Maxim Loomis Sayles Small-Cap Value Portfolio	604
52	Oppenheimer International Bond A	316
96	Sentinel Small Company A	499
66	Van Kampen Small Cap Growth A	500
129	Virtus Foreign Opportunities A	2,202

TOTAL COMMON STOCK		26,638
(Cost of Investments $25,134)

OTHER ASSETS AND LIABILITIES		2

TOTAL MAXIM LIFETIME 2055 PORTFOLIO II		$26,640

See notes to financial statements.		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
33	Allianz NFJ Small Cap Value A	627
46	American Century Growth Inv	837
28	BlackRock U.S. Opportunities Inv A	727
38	Goldman Sachs Midcap Value A	886
66	Harbor International Inv	2,812
62	Janus Adviser Perkins Mid Cap Value S	874
13	JP Morgan High Yield Bond	91
58	MFS® Value Fund A	1,024
447	Maxim S&P 500 Index Portfolio	3,729
91	Maxim Janus Large Cap Growth Portfolio	841
284	Maxim MFS International Growth Portfolio	2,281
37	Maxim Federated Bond Portfolio	363
14	Maxim High Yield Bond Portfolio	91
388	Maxim Index 600 Portfolio	2,288
28	Maxim Bond Index Portfolio	365
24	Maxim Global Bond Portfolio	199
61	Maxim T Rowe Price MidCap Growth Portfolio	728
269	Maxim Invesco ADR Portfolio	2,753
98	Maxim T Rowe Price Equity/Income Portfolio	1,033
47	Maxim Loomis Sayles Small-Cap Value Portfolio	626
33	Oppenheimer International Bond A	198
98	Sentinel Small Company A	513
68	Van Kampen Small Cap Growth A	514
132	Virtus Foreign Opportunities A	2,267

TOTAL COMMON STOCK		26,667
(Cost of Investments $25,126)

OTHER ASSETS AND LIABILITIES		1

TOTAL MAXIM LIFETIME 2055 PORTFOLIO III		$26,668

See notes to financial statements.		(Concluded)

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio I T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,043.90	$0.19

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio I T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,043.90	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio II T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,048.10	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio II T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,048.10	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio III T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,051.10	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2015 Portfolio III T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,051.10	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio I T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,050.10	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio I T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,050.10	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio II T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,054.70	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio II T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,054.70	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio III T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,059.60	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2025 Portfolio III T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,059.60	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio I T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,057.40	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio I T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,057.40	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio II T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,061.20	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio II T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,061.20	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio III T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,063.60	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2035 Portfolio III T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,063.60	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio I T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,061.60	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio I T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,061.60	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio II T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,063.70	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio II T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,063.70	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio III T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,065.30	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2045 Portfolio III T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,065.30	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio I T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,063.30	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio I T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,063.30	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio II T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,065.50	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio II T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,065.50	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio III T

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,067.10	$0.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.75	$0.19

*Expenses are equal to the Portfolio's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Lifetime 2055 Portfolio III T1

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(5/4/2009)	(06/30/09)	(5/4/09-06/30/09)

Actual	$1,000.00	$1,067.10	$0.36

Hypothetical
(5% return before expenses)	$1,000.00	$1,007.60	$0.35

*Expenses are equal to the Portfolio's annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the two month period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009